LONG-TERM PREPAYMENTS	12 Months Ended
Dec. 31, 2012
LONG TERM PREPAYMENTS [Abstract]
LONG-TERM PREPAYMENTS

13.LONG-TERM PREPAYMENTS

Long-term prepayments consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Prepayments for the expansion of automobile dealerships	120,000	20,000	3,211
Deposit for financing from Toyota Financing Corporation	6,500	6,500	1,043
Prepayment for investment in Saneguard Automobile Insurance Co., Ltd.	11,250	-	-

	137,750	26,500	4,254

Long-term prepayments as of December 31, 2012 primarily consist of (i) prepayments of RMB20,000 (US$3,211) for the expansion project of the Group's retail stores; and (ii) a deposit of RMB6,500 (US$1,043) placed with Toyota Financing Corporation as a guarantee for financing granted to the Group by Toyota Financing Corporation. The prepayment of RMB11,250 (US$1,806) as of December 31, 2011 was reclassified during the year ended December 31, 2012 to long-term investment on the Group's consolidated balance sheets when the investee was established (Note 14).